Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	$ 217	$ 562
Short-term lease liabilities	370	204
Long-term lease liabilities	523	13
Balance at end of year for lease liabilities	893	217
Additions	901	40
Disposals	(27)	(12)
Interest expense	88	11	$ 102
Payments	(286)	(384)
Balance at end of year	893	217	562
Property [Member]
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	153	459
Short-term lease liabilities	358	153
Long-term lease liabilities	513
Balance at end of year for lease liabilities	871	153
Additions	880
Disposals
Interest expense	87	9
Payments	(249)	(315)
Balance at end of year	871	153	459
Vehicles [Member]
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	64	103
Short-term lease liabilities	12	51
Long-term lease liabilities	10	13
Balance at end of year for lease liabilities	22	64
Additions	21	40
Disposals	(27)	(12)
Interest expense	1	2
Payments	(37)	(69)
Balance at end of year	$ 22	$ 64	$ 103